COMMITMENTS	12 Months Ended
Dec. 31, 2014
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 5 – COMMITMENTS

The Company is obligated under an operating lease for office and laboratory space expiring in approximately 4 years. The aggregate minimum future lease payments under the operating leases are as follows:

DECEMBER 31,	AMOUNT

2015	$68,451
2016	47,407
2017	48,817
2018	50,274
2019	6,307
TOTAL	$221,256

Rent expense approximating $98,501 and $12,777 is included in research and development and general and administrative expenses for the year ended December 31, 2014. The rent expense for the year ended December 31, 2013 is $77,994 and is included in research and development expenses.